DISCONTINUED OPERATIONS - Net Cash Flows (Details) - USD ($) $ in Millions	6 Months Ended
	Jun. 30, 2024	Jun. 30, 2023
Non-current Assets Held For Sale And Discontinued Operations [Abstract]
Operating cash flows	$ 0	$ (62)
Financing cash flows	0	(58)
Investing cash flows	0	197
Net cash flows	$ 0	$ 77